SECURITIES AND EXCHANGE COMMISSION

                               Form 13F Cover Page

               Report for the Calendar Quarter Ended June 30, 1999

                   Check here if Amendment [ ]; Amendment No.

This Amendment

     |_|  is a restatement

     |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Wynnefield Capital Management, LLC

Address:  One Penn Plaza,  New York ,  New York  10119

--------------------------------------------------------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joshua H. Landes

Title:    Member, General Partner

Phone:    (212) 760-0814

/s/  Joshua H. Landes
---------------------
New York, New York
August  26, 1999

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006

Name:     Wynnefield Capital, Inc.

                              FORM 13F Summary Page




Report Summary:


Number of Other Managers:                    1


Form 13F Information Table Entry Total:      107


Form 13F Information Table Value Total:      $189,767,267.70


     Confidential information has been omitted from the public Form 13F report and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


     Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No.       1


Form 13F File Number 28 -7006


Name:     Wynnefield Capital, Inc.

                                                              FORM 13F
                                                          ---------------------
                                                             (SEC USE ONLY)
                                                          ---------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   Item 5:                                                         Item 8:
  Item 1:       Item 2:    Item 3:     Item 4:    Shares or             Item 6:               Item 7:              Voting
  Name of      Title of    CUSIP     Fair Market  Principal     Investment Discretion         Managers            Authority
Issuer  (1)     Class      Number       Value      Amount                                        See              (Shares)
                                                           (a) Sole (a) Shared-as (b) Shared- Instr. V  (a) Sole (b) Shared (c) None
                                                                        Defined       Other
                                                                        in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Baker J          Com      057232100   5,779,000.00    670,000   X                             Filer + #1  X
Barrett
Business Svces   Com      068463108   5,301,000.00    623,686   X                             Filer + #1  X
Bolle Inc.       Com      097937106   1,103,000.00    401,064   X                             Filer + #1  X
Concorde
Career Colleges  Com      20651H102     189,895.00    379,790   X                             Filer + #1  X
Factory 2-U
(form. Fam.
Bargain)         Com      303072102   1,321,000.00     71,400   X                             Filer + #1  X
First Aviation   Com      31865W108   8,860,000.00  1,610,992   X                             Filer + #1  X
G-III Apparel    Com      36237H101     324,000.00    134,432   X                             Filer + #1  X
Hello Direct     Com      423402106   2,620,000.00    251,000   X                             Filer + #1  X
HMG Worldwide    Com      404235103   1,955,000.00    496,600   X                             Filer + #1  X
LSB Industries
Inc.             Com      502160104     263,000.00    175,200                                 Filer + #1  X
Phoenix Gold     Com      719068108     884,000.00    415,950   X                             Filer + #1  X
Pricesmart Inc.  Com      741511109  11,566,000.00    334,050   X                             Filer + #1  X
Safety 1st       Com      786475103   4,044,000.00    711,050   X                             Filer + #1  X
SCP Pool         Com      784028102   9,657,000.00    373,224   X                             Filer + #1  X
Simon Transport. CL A     828813105   2,210,000.00    450,500                                 Filer + #1  X
Stuart
Entertainment    Com      863689105     220,935.00    669,500   X                             Filer + #1  X
Sylvan Inc.      Com      871371100   4,336,000.00    373,000   X                             Filer + #1  X
Telos Corp.      Ex. Pfd  87969B200     703,050.00    215,000   X                             Filer + #1  X

----------
(1)  Pursuant  to  the  Commission's   Rule  24b-2,   certain  holdings  of  the
     Institutional Investment Manager have been omitted from this report, and are subject to an application for confidential treatment.

------------------------------------------------------------------------------------------------------------------------------------
                                                   Item 5:                                                         Item 8:
  Item 1:       Item 2:    Item 3:     Item 4:    Shares or             Item 6:               Item 7:              Voting
  Name of      Title of    CUSIP     Fair Market  Principal     Investment Discretion         Managers            Authority
Issuer  (1)     Class      Number       Value      Amount                                        See              (Shares)
                                                           (a) Sole (a) Shared-as (b) Shared- Instr. V  (a) Sole (b) Shared (c) None
                                                                        Defined       Other
                                                                        in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Triathlon
Broadcasting  Class A     89589P106   4,402,387.70  378,700   X                              Filer + #1  X
Triathlon
Broadcasting  Pre-ferred  89589P304   2,775,000.00  300,000   X                              Filer + #1  X
                                     -------------
COLUMN TOTAL                         66,514,267.70